Income Tax - tax effects of temporary differences, tax losses and tax credits (Details) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets
Deferred tax assets	$ 261,934	$ 245,272	$ 103,826
Deferred tax liabilities
Deferred Tax Liabilities, Net	3,874,980	3,904,493	3,767,320
Net deferred tax assets	1,843,509	1,432,508	1,623,062
Net deferred tax liability	5,718,489	5,337,001	5,390,382
BSACV [Member]
Deferred tax assets
Deferred tax assets	280,682	250,412	103,877
Deferred tax liabilities
Deferred Tax Liabilities, Net	18,748	5,140	51
Net deferred tax assets	261,934	245,272	103,826
Accounts payables
Deferred tax assets
Deferred tax assets	1,090,676	1,097,422	1,483,275
Accounts payables | BSACV [Member]
Deferred tax assets
Deferred tax assets	2,207	2,481	27,738
Employee benefits | BSACV [Member]
Deferred tax assets
Deferred tax assets	199,087	164,019	53,398
PTU payable
Deferred tax assets
Deferred tax assets	1,037
PTU payable | BSACV [Member]
Deferred tax assets
Deferred tax assets	16,690	26,020	20,536
Accounts receivables
Deferred tax liabilities
Deferred Tax Liabilities, Net	497,655	445,198	366,825
Tax loss carryforwards
Deferred tax assets
Deferred tax assets	606,935	271,772	59,883
Tax loss carryforwards | BSACV [Member]
Deferred tax assets
Deferred tax assets	60,354	56,163	0
Property, plant and equipments [Member
Deferred tax liabilities
Deferred Tax Liabilities, Net	2,915,222	2,667,824	2,503,172
Property, plant and equipments [Member | BSACV [Member]
Deferred tax assets
Deferred tax assets	1,696	1,113
Deferred tax liabilities
Deferred Tax Liabilities, Net			51
Prepaid expenses
Deferred tax liabilities
Deferred Tax Liabilities, Net	286,844	332,392	647,480
Prepaid expenses | BSACV [Member]
Deferred tax liabilities
Deferred Tax Liabilities, Net	2,872	4,593	0
Other provision
Deferred tax assets
Deferred tax assets	144,861	63,314	76,025
Other provision | BSACV [Member]
Deferred tax assets
Deferred tax assets	648		2,205
Deferred tax liabilities
Deferred Tax Liabilities, Net	7,655	547
Goodwill
Deferred tax assets
Deferred tax assets			3,879
Deferred tax liabilities
Deferred Tax Liabilities, Net	5,147	584
Derivative financial instruments
Deferred tax liabilities
Deferred Tax Liabilities, Net	3,773	3,803	0
Derivative financial instruments | BSACV [Member]
Deferred tax liabilities
Deferred Tax Liabilities, Net	8,221
Inventories
Deferred tax liabilities
Deferred Tax Liabilities, Net	1,820,929	1,696,300	1,639,156
Inventories | BSACV [Member]
Deferred tax assets
Deferred tax assets		616
Intangible assets [Member]
Deferred tax liabilities
Deferred Tax Liabilities, Net	$ 188,919	$ 190,900	$ 233,749